Taxation - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Operating Loss Carryforwards [Line Items]
Effective tax rate	(2.90%)	2162.50%	(6.80%)	(303.40%)
U.K. statutory rate	25.00%	25.00%	25.00%	25.00%
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Valuation Allowance	$ 26,470		$ 26,470
US
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Valuation Allowance	$ 25,321		$ 25,321